UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Enhanced S&P 500 Series
Semi-Annual Report, June 30, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile investing environment, Enhanced S&P 500 Series managed to outpace the return of the Standard & Poor's 500 Index for the current period.

How did the portfolio perform during the period in light of the existing market conditions? For the six-month period ended June 30, 2005, Enhanced S&P 500 Series had a net total return of -.38% (master level). For the same period, the Standard & Poor's 500 (S&P 500) Index returned -.81%. The portfolio's outperformance of the Index was generated by both our quantitative stock selection and stock substitution strategies.

After a sharp rally in the fourth quarter of 2004, the market began 2005 in negative territory, with cyclical and small capitalization stocks performing the worst out of the gate. January was characterized by mixed economic data, increasing interest rates, disappointing corporate earnings reports and climbing oil prices. The stock market reversed course in February, even as new data showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the market resumed its downward slide, still pressured by many of the same factors that depressed stock valuations in January.

April began on the heels of disappointing economic reports, with the data indicating a slowdown in retail sales, payrolls, and consumer and business sentiment. For most of the month, equity markets were dogged by continuing inflation concerns -- especially about the rising price of oil, which surpassed $57 per barrel during the month. April closed with the announcement of a particularly large jump in inflation for March -- one more factor that worried investors. Despite concerns about economic deceleration, slowing profit growth and continued high oil prices, first-quarter corporate earnings reports remained strong and the market rebounded in May. June, however, brought a slowdown in the equity market once again, as investors continued to worry about the potential for economic deceleration. In addition, oil continued to pressure stock valuations, with the price per barrel climbing to a record high of more than $60.

For the six-month period ended June 30, 2005, the broad stock market, as measured by the S&P 500 Index, turned in slightly negative results. Large cap value stocks outperformed their large cap growth counterparts, with the S&P 500 Barra Growth Index returning -1.73% over the six months ended June 30, 2005, and the S&P 500 Barra Value Index turning in a small gain of +.09%.

Interest rates moved considerably during the period as the yield curve flattened dramatically, indicating rising yields on short-term bonds but falling yields on long-term bonds. The Federal Reserve Board (the Fed) continued its "measured" program of monetary tightening during the six months by raising the federal funds rate by 25 basis points (.25%) four times. At period-end, the federal funds rate stood at 3.25%, up from 2.25% on January 1.

The U.S. dollar traded at a record low against the euro in December 2004, largely because of worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Fed's rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar reached a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark.

The S&P 500 is transitioning to a "free-float" or "float-adjusted" methodology for calculating market capitalization. The transition will occur in two phases, the first of which transpired in March. Ultimately, this means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make index calculations will reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. In September 2005, the S&P indexes will move to full float adjustment. To maintain the portfolio's tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate alpha above the returns of the Index. The goal of our stock selection process is to use quantitative screens to determine if a stock might outperform or underperform the market. Each security is analyzed using quantitative screens designed to capture various factors and to provide signals that form our investment decisions. These signals might include, but are not limited to, earnings quality, valuations, earnings surprise, equity issuance, short-term interest and price momentum.

We also apply stock substitution strategies opportunistically as a value-added trading strategy. The goal is to try to take advantage of temporary strength in a security that might occur due to a corporate acquisition, corporate restructuring or index composition change. We also might employ a convertible bond substitution when opportunities exist, taking a position in a convertible security as a cheaper alternative to a company's stock.

In April, we reinstituted the earnings surprise/estimates revisions signal in our investment strategy. We also removed signals related to "turn-of-the-year" trades. All other signals remained unchanged.

How would you characterize market conditions and the portfolio's position at the close of the period?

We do not foresee much danger of an economic recession, provided the Fed does not move the federal funds rate above 4% in 2005, which some fear could invert the yield curve. One factor that should help keep the economy from rolling over is the bond price rally at the long end of the Treasury curve (where yields have declined markedly), and the corresponding fall in mortgage rates to early-2004 lows. Another positive is that core inflation has slowed more quickly than anticipated, and pipeline inflation pressures from commodity prices are fast retreating.

Nevertheless, there also are some unexpected negative developments affecting the U.S. economy that will exert downward pressure on growth. Higher energy prices have negative implications for both consumer spending and corporate profit growth. Profit growth may be placed under further strain by the U.S. dollar rally that has ensued year-to-date. Through June 30, 2005, the dollar was up almost 12% against major currencies. On balance, we expect economic growth over the next 18 months to be considerably slower than we saw in the 18 months spanning late 2003 and 2004.

Entering the second half of 2005, we are maintaining our standard full set of quantitative stock selection signals, except for our "turn-of-the-year" trades, which were removed in April. As we approach September, we will look to increase our exposure to the price momentum signal to take advantage of tax-loss selling by U.S. mutual funds. This occurs before the tax year-end on October 31 as sellers drive prices down further as taxable investors harvest capital losses.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

July 15, 2005

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                             41,600    Boeing Co.                                       $   2,745,600
                                                        7,200    General Dynamics Corp.                                 788,688
                                                        5,000    Goodrich Corp.                                         204,800
                                                       22,300    Honeywell International, Inc.                          816,849
                                                        3,100    L-3 Communications Holdings, Inc.                      237,398
                                                       19,000    Lockheed Martin Corp.                                1,232,530
                                                       15,100    Northrop Grumman Corp.                                 834,275
                                                       19,000    Raytheon Co.                                           743,280
                                                        5,200    Rockwell Collins, Inc.                                 247,936
                                                       60,300    United Technologies Corp.                            3,096,405
                                                                                                                  -------------
                                                                                                                     10,947,761
-------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                         23,100    FedEx Corp.                                          1,871,331
                                                        1,000    Ryder System, Inc.                                      36,600
                                                       45,200    United Parcel Service, Inc. Class B                  3,126,032
                                                                                                                  -------------
                                                                                                                      5,033,963
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                         5,800    Delta Air Lines, Inc. (a)(e)                            21,808
-------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                 23,500    Delphi Corp.                                           109,275
                                                       12,800    The Goodyear Tire & Rubber Co. (a)                     190,720
                                                        8,000    Johnson Controls, Inc.                                 450,640
                                                        5,300    Visteon Corp.                                           31,959
                                                                                                                  -------------
                                                                                                                        782,594
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                     76,800    Ford Motor Co.                                         786,432
                                                       26,300    General Motors Corp. (e)                               894,200
                                                                                                                  -------------
                                                                                                                      1,680,632
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                       19,900    Brown-Forman Corp. Class B                           1,203,154
                                                       98,000    The Coca-Cola Co.                                    4,091,500
                                                       49,100    Coca-Cola Enterprises, Inc.                          1,080,691
                                                           12    Molson Coors Brewing Co. Class B                           744
                                                       36,800    Pepsi Bottling Group, Inc.                           1,052,848
                                                       69,710    PepsiCo, Inc.                                        3,759,460
                                                                                                                  -------------
                                                                                                                     11,188,397
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                   54,680    Amgen, Inc. (a)                                      3,305,953
                                                        3,300    Applera Corp. - Applied Biosystems Group                64,911
                                                       28,310    Biogen Idec, Inc. (a)                                  975,279
                                                        4,900    Genzyme Corp. (a)                                      294,441
                                                       29,564    Transkaryotic Therapies, Inc. (a)                    1,081,451
                                                        8,588    Vicuron Pharmaceuticals, Inc. (a)                      239,605
                                                                                                                  -------------
                                                                                                                      5,961,640
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                                4,800    American Standard Cos., Inc.                           201,216
                                                       21,900    Masco Corp.                                            695,544
                                                                                                                  -------------
                                                                                                                        896,760
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                                 57,000    The Charles Schwab Corp.                               642,960
                                                       60,800    E*Trade Financial Corp. (a)                            850,592
                                                       10,100    Franklin Resources, Inc.                               777,498
                                                        2,200    Goldman Sachs Group, Inc.                              224,444
                                                       16,600    Janus Capital Group, Inc.                              249,664
                                                       21,449    Lehman Brothers Holdings, Inc.                       2,129,457
                                                       50,700    Mellon Financial Corp.                               1,454,583
                                                       39,100    Merrill Lynch & Co., Inc. (b)                        2,150,891
                                                       26,700    Morgan Stanley                                       1,400,949
                                                        8,500    Northern Trust Corp.                                   387,515
                                                       33,400    State Street Corp.                                   1,611,550
                                                            3    UBS AG Registered Shares                                   234
                                                                                                                  -------------
                                                                                                                     11,880,337
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                        7,400    Air Products & Chemicals, Inc.                         446,220
                                                       57,194    The Dow Chemical Co.                                 2,546,849
                                                       39,500    E.I. du Pont de Nemours & Co.                        1,698,895
                                                        1,600    Eastman Chemical Co.                                    88,240

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                        1,300    Engelhard Corp.                                  $      37,115
                                                        2,200    Great Lakes Chemical Corp.                              69,234
                                                        3,700    International Flavors & Fragrances, Inc.               134,014
                                                        9,600    Monsanto Co.                                           603,552
                                                        5,700    PPG Industries, Inc.                                   357,732
                                                       15,700    Praxair, Inc.                                          731,620
                                                        6,100    Rohm & Haas Co.                                        282,674
                                                          700    Sigma-Aldrich Corp.                                     39,228
                                                                                                                  -------------
                                                                                                                      7,035,373
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.1%                                 9,900    AmSouth Bancorp                                        257,400
                                                       23,025    BB&T Corp.                                             920,309
                                                      173,122    Bank of America Corp.                                7,896,094
                                                        6,300    Comerica, Inc.                                         364,140
                                                        2,218    Compass Bancshares, Inc.                                99,810
                                                           34    Fifth Third Bancorp                                      1,401
                                                        2,100    First Horizon National Corp.                            88,620
                                                        5,648    Huntington Bancshares, Inc.                            136,343
                                                       37,200    Keycorp                                              1,233,180
                                                        3,300    M&T Bank Corp.                                         347,028
                                                        6,100    Marshall & Ilsley Corp.                                271,145
                                                       28,800    National City Corp.                                    982,656
                                                       19,766    North Fork Bancorporation, Inc.                        555,227
                                                       12,302    PNC Financial Services Group, Inc.                     669,967
                                                       19,495    Regions Financial Corp.                                660,491
                                                       14,300    SunTrust Banks, Inc.                                 1,033,032
                                                        8,500    Synovus Financial Corp.                                243,695
                                                       77,854    U.S. Bancorp                                         2,273,337
                                                        1,183    Unizan Financial Corp.                                  31,693
                                                       66,588    Wachovia Corp.                                       3,302,765
                                                       71,255    Wells Fargo & Co.                                    4,387,883
                                                        1,900    Zions Bancorporation                                   139,707
                                                                                                                  -------------
                                                                                                                     25,895,923
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.2%                  81,400    Cendant Corp.                                        1,820,918
                                                       17,100    Equifax, Inc.                                          610,641
                                                       36,991    RR Donnelley & Sons Co.                              1,276,559
                                                       30,000    Robert Half International, Inc.                        749,100
                                                       15,010    School Specialty, Inc. (a)                             697,965
                                                       26,800    Waste Management, Inc.                                 759,512
                                                                                                                  -------------
                                                                                                                      5,914,695
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%                         4,671    ADC Telecommunications, Inc. (a)                       101,688
                                                       22,800    Ciena Corp. (a)                                         47,652
                                                      273,600    Cisco Systems, Inc. (a)                              5,228,496
                                                        5,000    Comverse Technology, Inc. (a)                          118,250
                                                       96,800    Corning, Inc. (a)                                    1,608,816
                                                           19    Enterasys Networks, Inc. (a)                                17
                                                       60,500    JDS Uniphase Corp. (a)                                  91,960
                                                      185,900    Lucent Technologies, Inc. (a)(e)                       540,969
                                                      108,703    Motorola, Inc.                                       1,984,917
                                                       66,400    Qualcomm, Inc.                                       2,191,864
                                                        6,100    Scientific-Atlanta, Inc.                               202,947
                                                       88,105    Tellabs, Inc. (a)                                      766,513
                                                                                                                  -------------
                                                                                                                     12,884,089
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.8%                         34,300    Apple Computer, Inc. (a)                             1,262,583
                                                       99,300    Dell, Inc. (a)                                       3,923,343
                                                      139,708    EMC Corp. (a)                                        1,915,397
                                                      152,410    Hewlett-Packard Co.                                  3,583,159
                                                       77,800    International Business Machines Corp.                5,772,760
                                                        7,800    NCR Corp. (a)                                          273,936

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                       15,400    Network Appliance, Inc. (a)                      $     435,358
                                                       31,297    Storage Technology Corp. (a)                         1,135,768
                                                      284,400    Sun Microsystems, Inc. (a)                           1,060,812
                                                                                                                  -------------
                                                                                                                     19,363,116
-------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                           2,100    Vulcan Materials Co.                                   136,479
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                                51,800    American Express Co.                                 2,757,314
                                                        9,700    Capital One Financial Corp.                            776,097
                                                        2,600    MBNA Corp.                                              68,016
                                                        7,900    Providian Financial Corp. (a)                          139,277
                                                                                                                  -------------
                                                                                                                      3,740,704
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                           1,600    Ball Corp.                                              57,536
                                                       10,600    Pactiv Corp. (a)                                       228,748
                                                        5,200    Sealed Air Corp. (a)                                   258,908
                                                        2,500    Temple-Inland, Inc.                                     92,875
                                                                                                                  -------------
                                                                                                                        638,067
-------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                    10,400    Genuine Parts Co.                                      427,336
-------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.3%                   23,800    H&R Block, Inc.                                      1,388,730
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.4%                   6,700    CIT Group, Inc.                                        287,899
                                                      222,113    Citigroup, Inc.                                     10,268,284
                                                      174,963    JPMorgan Chase & Co.                                 6,179,693
                                                        9,300    Principal Financial Group                              389,670
                                                                                                                  -------------
                                                                                                                     17,125,546
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%          33,600    AT&T Corp.                                             639,744
                                                        2,029    Alltel Corp.                                           126,366
                                                      111,700    BellSouth Corp.                                      2,967,869
                                                       14,800    CenturyTel, Inc.                                       512,524
                                                       25,400    Qwest Communications International Inc. (a)             94,234
                                                      136,000    SBC Communications, Inc.                             3,230,000
                                                       25,077    Sprint Corp.                                           629,182
                                                      120,040    Verizon Communications, Inc.                         4,147,382
                                                                                                                  -------------
                                                                                                                     12,347,301
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%                               8,200    Ameren Corp.                                           453,460
                                                        4,900    Cinergy Corp.                                          219,618
                                                       13,100    Consolidated Edison, Inc.                              613,604
                                                       27,300    DTE Energy Co.                                       1,276,821
                                                       38,300    Edison International                                 1,553,065
                                                       10,800    Entergy Corp.                                          815,940
                                                       29,624    Exelon Corp.                                         1,520,600
                                                       19,700    FPL Group, Inc.                                        828,582
                                                       40,500    PG&E Corp.                                           1,520,370
                                                       10,300    PPL Corp.                                              611,614
                                                        4,100    Pinnacle West Capital Corp.                            182,245
                                                        5,200    Progress Energy, Inc.                                  235,248
                                                       35,100    The Southern Co.                                     1,216,917
                                                                                                                  -------------
                                                                                                                     11,048,084
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                            28,700    American Power Conversion Corp.                        677,033
                                                        2,100    Cooper Industries Ltd. Class A                         134,190
                                                       18,500    Emerson Electric Co.                                 1,158,655
                                                                                                                  -------------
                                                                                                                      1,969,878
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%              21,400    Agilent Technologies, Inc. (a)                         492,628
                                                        5,000    Jabil Circuit, Inc. (a)                                153,650
                                                       10,500    Molex, Inc.                                            273,420
                                                       38,500    Sanmina-SCI Corp. (a)                                  210,595
                                                                                                                  -------------
                                                                                                                      1,130,293
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.8%                      9,200    BJ Services Co.                                        482,816
                                                       17,100    Baker Hughes, Inc. (e)                                 874,836
                                                        5,500    Nabors Industries Ltd. (a)                             333,410

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                       24,700    Schlumberger Ltd.                                $   1,875,718
                                                       12,400    Transocean, Inc. (a)(e)                                669,228
                                                                                                                  -------------
                                                                                                                      4,236,008
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%                        21,100    Albertson's, Inc.                                      436,348
                                                       62,600    CVS Corp.                                            1,819,782
                                                        5,700    Supervalu, Inc.                                        185,877
                                                       23,300    Sysco Corp.                                            843,227
                                                      130,300    Wal-Mart Stores, Inc.                                6,280,460
                                                       40,200    Walgreen Co.                                         1,848,798
                                                                                                                  -------------
                                                                                                                     11,414,492
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                                   30,100    Archer-Daniels-Midland Co.                             643,538
                                                       17,900    Campbell Soup Co.                                      550,783
                                                       23,500    The Hershey Co.                                      1,459,350
                                                       17,600    Kellogg Co.                                            782,144
                                                       10,100    Wm. Wrigley Jr. Co.                                    695,284
                                                                                                                  -------------
                                                                                                                      4,131,099
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                       15    NiSource, Inc.                                             371
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.0%                 2,300    Bausch & Lomb, Inc.                                    190,900
                                                       49,500    Baxter International, Inc.                           1,836,450
                                                        8,500    Becton Dickinson & Co.                                 445,995
                                                        2,700    CR Bard, Inc.                                          179,577
                                                       20,351    Guidant Corp.                                        1,369,622
                                                       50,400    Medtronic, Inc.                                      2,610,216
                                                        2,000    Millipore Corp. (a)                                    113,460
                                                        5,400    PerkinElmer, Inc.                                      102,060
                                                       17,800    St. Jude Medical, Inc. (a)                             776,258
                                                       32,900    Stryker Corp.                                        1,564,724
                                                        6,700    Thermo Electron Corp. (a)                              180,029
                                                        3,100    Waters Corp. (a)                                       115,227
                                                       11,700    Zimmer Holdings, Inc. (a)                              891,189
                                                                                                                  -------------
                                                                                                                     10,375,707
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.2%                 5,750    Accredo Health, Inc. (a)                               261,050
                                                       12,400    Aetna, Inc. New Shares                               1,026,968
                                                        4,400    AmerisourceBergen Corp.                                304,260
                                                       30,455    Cardinal Health, Inc.                                1,753,599
                                                       34,109    Caremark Rx, Inc. (a)                                1,518,533
                                                       13,300    Cigna Corp.                                          1,423,499
                                                        4,000    Express Scripts, Inc. (a)                              199,920
                                                        6,200    Health Management Associates, Inc. Class A             162,316
                                                        6,700    Humana, Inc. (a)                                       266,258
                                                        3,600    Manor Care, Inc.                                       143,028
                                                       12,400    McKesson Corp.                                         555,396
                                                        8,790    Medco Health Solutions, Inc. (a)                       469,034
                                                       33,892    Renal Care Group, Inc. (a)                           1,562,421
                                                       72,912    UnitedHealth Group, Inc.                             3,801,632
                                                       36,200    WellPoint, Inc. (a)                                  2,520,968
                                                                                                                  -------------
                                                                                                                     15,968,882
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.9%                   53,943    Argosy Gaming Co. (a)                                2,514,283
                                                           27    Carnival Corp.                                           1,473
                                                       28,700    Darden Restaurants, Inc.                               946,526
                                                        6,677    Harrah's Entertainment, Inc.                           481,211
                                                       16,200    Hilton Hotels Corp.                                    386,370
                                                       17,400    International Game Technology                          489,810
                                                       10,400    Marriott International, Inc. Class A                   709,488
                                                       49,200    McDonald's Corp.                                     1,365,300
                                                       30,700    Starbucks Corp. (a)                                  1,585,962
                                                       11,000    Starwood Hotels & Resorts Worldwide, Inc.              644,270

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                       13,400    Wendy's International, Inc.                      $     638,510
                                                                                                                  -------------
                                                                                                                      9,763,203
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%                               8,900    Black & Decker Corp.                                   799,665
                                                        5,300    Centex Corp.                                           374,551
                                                        7,600    Fortune Brands, Inc.                                   674,880
                                                        3,100    Juno Lighting, Inc.                                    133,455
                                                        2,100    KB HOME                                                160,083
                                                        3,700    Leggett & Platt, Inc.                                   98,346
                                                        3,300    Maytag Corp.                                            51,678
                                                       17,300    Newell Rubbermaid, Inc.                                412,432
                                                        5,000    Pulte Homes, Inc.                                      421,250
                                                        2,400    Snap-On, Inc.                                           82,320
                                                        3,200    The Stanley Works                                      145,728
                                                       13,400    Whirlpool Corp.                                        939,474
                                                                                                                  -------------
                                                                                                                      4,293,862
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.4%                              22,100    Colgate-Palmolive Co.                                1,103,011
                                                       22,200    Kimberly-Clark Corp.                                 1,389,498
                                                       82,758    Procter & Gamble Co.                                 4,365,484
                                                                                                                  -------------
                                                                                                                      6,857,993
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.5%                                      3,500    Affiliated Computer Services, Inc. Class A (a)         178,850
                                                       22,000    Automatic Data Processing, Inc.                        923,340
                                                            6    Cognizant Technology Solutions Corp. (a)                   283
                                                        8,000    Computer Sciences Corp. (a)                            349,600
                                                        6,000    Convergys Corp. (a)                                     85,320
                                                       17,100    Electronic Data Systems Corp.                          329,175
                                                       57,255    First Data Corp.                                     2,298,216
                                                       18,450    Fiserv, Inc. (a)                                       792,427
                                                       69,500    Sungard Data Systems, Inc. (a)                       2,444,315
                                                       25,400    Unisys Corp. (a)                                       160,782
                                                                                                                  -------------
                                                                                                                      7,562,308
-------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                          22,300    Calpine Corp. (a)(e)                                    75,820
Energy Traders - 0.3%                                   9,800    Constellation Energy Group, Inc.                       565,362
                                                       34,900    Duke Energy Corp.                                    1,037,577
                                                          100    Dynegy, Inc. Class A (a)                                   486
                                                                                                                  -------------
                                                                                                                      1,679,245
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.7%                        11,300    3M Co.                                                 816,990
                                                      465,400    General Electric Co.                                16,126,110
                                                       13,500    Textron, Inc.                                        1,023,975
                                                       30,642    Tyco International Ltd.                                894,746
                                                                                                                  -------------
                                                                                                                     18,861,821
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                       30,200    ACE Ltd.                                             1,354,470
                                                        4,600    AMBAC Financial Group, Inc.                            320,896
                                                        3,200    AON Corp.                                               80,128
                                                       17,700    Aflac, Inc.                                            766,056
                                                       44,400    The Allstate Corp.                                   2,652,900
                                                       81,275    American International Group, Inc.                   4,722,077
                                                        6,500    Chubb Corp.                                            556,465
                                                        6,977    Cincinnati Financial Corp.                             276,010
                                                       12,400    Hartford Financial Services Group, Inc.                927,272
                                                        3,100    Jefferson-Pilot Corp.                                  156,302
                                                       25,300    Lincoln National Corp.                               1,187,076
                                                        8,500    Loews Corp.                                            658,750
                                                       20,800    MBIA, Inc.                                           1,233,648
                                                           42    Manulife Financial Corp.                                 2,008
                                                       25,600    Marsh & McLennan Cos., Inc.                            709,120
                                                       30,800    Metlife, Inc.                                        1,384,152
                                                        8,100    The Progressive Corp.                                  800,361
                                                       20,700    Prudential Financial, Inc.                           1,359,162

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                       31,629    The St. Paul Travelers Cos., Inc.                $   1,250,294
                                                        4,300    Torchmark Corp.                                        224,460
                                                        5,800    XL Capital Ltd. Class A                                431,636
                                                                                                                  -------------
                                                                                                                     21,053,243
-------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                        8,153    Shopping.com Ltd.                                      169,990
                                                       52,900    eBay, Inc. (a)                                       1,746,229
                                                                                                                  -------------
                                                                                                                      1,916,219
-------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%                   209,556    DoubleClick, Inc. (a)                                1,758,175
                                                       21,799    Niku Corp. (a)                                         451,893
                                                       23,932    Yahoo!, Inc. (a)                                       829,244
                                                                                                                  -------------
                                                                                                                      3,039,312
-------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                     7,200    Brunswick Corp.                                        311,904
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.0%                                       19,246    CUNO, Inc. (a)                                       1,374,934
                                                       24,100    Caterpillar, Inc.                                    2,296,971
                                                       11,100    Cummins, Inc.                                          828,171
                                                       14,000    Danaher Corp.                                          732,760
                                                       21,500    Deere & Co.                                          1,408,035
                                                        5,100    Dover Corp.                                            185,538
                                                        8,500    Eaton Corp.                                            509,150
                                                        3,900    ITT Industries, Inc.                                   380,757
                                                       10,000    Illinois Tool Works, Inc.                              796,800
                                                        5,700    Ingersoll-Rand Co. Class A                             406,695
                                                        7,300    Paccar, Inc.                                           496,400
                                                        1,100    Pall Corp.                                              33,396
                                                       17,900    Parker Hannifin Corp.                                1,109,979
                                                      119,550    Thomas Industries, Inc.                              4,777,218
                                                                                                                  -------------
                                                                                                                     15,336,804
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                           22,100    Clear Channel Communications, Inc.                     683,553
                                                       15,757    Comcast Corp. Class A (a)                              483,740
                                                       37,000    Comcast Corp. Special Class A (a)                    1,108,150
                                                       29,700    The McGraw-Hill Cos., Inc.                           1,314,225
                                                       20,300    Meredith Corp.                                         995,918
                                                      118,976    News Corp. Class A                                   1,925,032
                                                        9,200    Omnicom Group                                          734,712
                                                      245,625    Time Warner, Inc. (a)                                4,104,394
                                                       16,100    Tribune Co.                                            566,398
                                                          262    Viacom, Inc. Class A                                     8,442
                                                       32,135    Viacom, Inc. Class B                                 1,028,963
                                                       90,700    Walt Disney Co.                                      2,283,826
                                                            1    Washington Post Class B                                    835
                                                                                                                  -------------
                                                                                                                     15,238,188
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                                 18,600    Metals USA, Inc. (a)                                   353,772
                                                        6,700    Nucor Corp.                                            305,654
                                                        3,100    Phelps Dodge Corp.                                     286,750
                                                       17,200    United States Steel Corp.                              591,164
                                                                                                                  -------------
                                                                                                                      1,537,340
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                                 15,300    CMS Energy Corp. (a)                                   230,418
                                                            1    National Grid Transco Plc                                   49
                                                       10,000    Public Service Enterprise Group, Inc.                  608,200
                                                       13,400    Sempra Energy                                          553,554
                                                                                                                  -------------
                                                                                                                      1,392,221
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.6%                                11,000    Big Lots, Inc. (a)                                     145,640
                                                        3,300    Dillard's, Inc. Class A                                 77,286
                                                        7,900    Dollar General Corp.                                   160,844
                                                        3,900    Family Dollar Stores, Inc.                             101,790
                                                       11,400    JC Penney Co., Inc.                                    599,412
                                                       12,000    Kohl's Corp. (a)                                       670,920
                                                       36,391    The May Department Stores Co.                        1,461,462

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                        8,696    Neiman Marcus Group, Inc.                        $     840,903
                                                        2,580    Neiman-Marcus Group, Inc. Class A                      250,054
                                                        5,300    Nordstrom, Inc.                                        360,241
                                                        3,455    Sears Holdings Corp. (a)                               517,801
                                                       31,682    ShopKo Stores, Inc. (a)                                770,189
                                                       40,000    Target Corp.                                         2,176,400
                                                                                                                  -------------
                                                                                                                      8,132,942
-------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                              72,700    Xerox Corp. (a)                                      1,002,533
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.5%                      2,400    Amerada Hess Corp.                                     255,624
                                                        8,200    Anadarko Petroleum Corp.                               673,630
                                                       29,800    Apache Corp.                                         1,925,080
                                                        1,000    Ashland, Inc. (a)                                       71,870
                                                       35,000    Burlington Resources, Inc.                           1,933,400
                                                       87,224    Chevron Corp.                                        4,877,566
                                                       58,502    ConocoPhillips                                       3,363,280
                                                       20,090    Devon Energy Corp.                                   1,018,161
                                                        7,900    EOG Resources, Inc.                                    448,720
                                                      266,100    Exxon Mobil Corp.                                   15,292,767
                                                       30,959    Kaneb Services LLC (e)                               1,339,906
                                                       15,099    Kerr-McGee Corp.                                     1,152,205
                                                        2,900    Kinder Morgan, Inc.                                    241,280
                                                       32,900    Marathon Oil Corp.                                   1,755,873
                                                       16,700    Occidental Petroleum Corp.                           1,284,731
                                                        5,732    Premcor, Inc.                                          425,200
                                                        2,900    Sunoco, Inc.                                           329,672
                                                       11,400    Unocal Corp.                                           741,570
                                                        7,964    Valero Energy Corp.                                    630,032
                                                       11,299    XTO Energy, Inc.                                       384,053
                                                                                                                  -------------
                                                                                                                     38,144,620
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                         14,300    Georgia-Pacific Corp.                                  454,740
                                                        2,700    International Paper Co.                                 81,567
                                                       29,700    Louisiana-Pacific Corp.                                730,026
                                                       13,100    MeadWestvaco Corp.                                     367,324
                                                                                                                  -------------
                                                                                                                      1,633,657
-------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                                1,200    Alberto-Culver Co. Class B                              51,996
                                                       13,900    Avon Products, Inc.                                    526,115
                                                       62,344    The Gillette Co.                                     3,156,477
                                                                                                                  -------------
                                                                                                                      3,734,588
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%                                 62,900    Abbott Laboratories                                  3,082,729
                                                       36,230    Bone Care International, Inc. (a)                    1,194,503
                                                       87,100    Bristol-Myers Squibb Co.                             2,175,758
                                                       45,600    Eli Lilly & Co.                                      2,540,376
                                                       98,137    Eon Labs, Inc. (a)                                   3,006,918
                                                       14,700    Forest Laboratories, Inc. (a)                          571,095
                                                      119,398    Johnson & Johnson (e)                                7,760,870
                                                      101,502    Merck & Co., Inc.                                    3,126,262
                                                       16,000    Mylan Laboratories                                     307,840
                                                      339,140    Pfizer, Inc.                                         9,353,481
                                                        1,600    Schering-Plough Corp.                                   30,496
                                                        1,900    Watson Pharmaceuticals, Inc. (a)                        56,164
                                                       75,000    Wyeth                                                3,337,500
                                                                                                                  -------------
                                                                                                                     36,543,992
-------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%                                      7,800    Archstone-Smith Trust                                  301,236
                                                       21,700    CRT Properties, Inc.                                   592,410
                                                       21,300    Equity Office Properties Trust                         705,030
                                                       26,098    Gables Residential Trust                             1,128,217
                                                        4,100    Plum Creek Timber Co., Inc.                            148,830
                                                       62,597    Prime Group Realty Trust (a)                           451,950

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
                                                        5,000    Prologis                                         $     201,200
                                                        7,400    Simon Property Group, Inc.                             536,426
                                                                                                                  -------------
                                                                                                                      4,065,299
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                                     15,900    Burlington Northern Santa Fe Corp.                     748,572
                                                        9,100    CSX Corp.                                              388,206
                                                       40,600    Norfolk Southern Corp.                               1,256,976
                                                       24,110    Overnite Corp.                                       1,036,248
                                                       11,200    Union Pacific Corp.                                    725,760
                                                                                                                  -------------
                                                                                                                      4,155,762
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                         19,800    Altera Corp. (a)                                       392,436
Equipment - 3.0%                                       17,800    Analog Devices, Inc.                                   664,118
                                                       76,200    Applied Materials, Inc.                              1,232,916
                                                       10,100    Broadcom Corp. Class A (a)                             358,651
                                                       43,700    Freescale Semiconductor, Inc. Class B (a)              925,566
                                                      266,300    Intel Corp.                                          6,939,778
                                                        6,300    Kla-Tencor Corp.                                       275,310
                                                       28,300    LSI Logic Corp. (a)                                    240,267
                                                        9,800    Linear Technology Corp.                                359,562
                                                       16,397    Maxim Integrated Products, Inc.                        626,529
                                                       18,700    National Semiconductor Corp.                           411,961
                                                       25,300    Nvidia Corp. (a)                                       676,016
                                                       73,900    Texas Instruments, Inc.                              2,074,373
                                                                                                                  -------------
                                                                                                                     15,177,483
-------------------------------------------------------------------------------------------------------------------------------
Software - 3.3%                                        13,252    Adobe Systems, Inc.                                    379,272
                                                        9,600    Autodesk, Inc. (a)                                     329,952
                                                       40,800    BMC Software, Inc. (a)                                 732,360
                                                        4,000    Citrix Systems, Inc. (a)                                86,640
                                                       25,305    Computer Associates International, Inc.                695,381
                                                        4,600    Compuware Corp. (a)                                     33,074
                                                       11,400    Electronic Arts, Inc. (a)                              645,354
                                                        5,700    Intuit, Inc. (a)                                       257,127
                                                        5,163    Macromedia, Inc. (a)                                   197,330
                                                        1,800    Mercury Interactive Corp. (a)                           69,048
                                                      358,600    Microsoft Corp.                                      8,907,624
                                                      101,200    Novell, Inc. (a)                                       627,440
                                                      195,500    Oracle Corp. (a)                                     2,580,600
                                                       11,500    Parametric Technology Corp. (a)                         73,370
                                                       13,400    Siebel Systems, Inc.                                   119,260
                                                        8,112    Symantec Corp. (a)                                     176,355
                                                       35,715    Veritas Software Corp. (a)                             871,446
                                                                                                                  -------------
                                                                                                                     16,781,633
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.0%                                 9,500    Autonation, Inc. (a)                                   194,940
                                                       10,300    Bed Bath & Beyond, Inc. (a)                            430,334
                                                       11,000    Best Buy Co., Inc.                                     754,050
                                                       59,270    Brookstone, Inc. (a)                                 1,119,018
                                                       37,400    The Gap, Inc.                                          738,650
                                                       87,200    Home Depot, Inc.                                     3,392,080
                                                       16,074    Limited Brands                                         344,305
                                                       39,400    Lowe's Cos., Inc.                                    2,293,868
                                                        9,300    Office Depot, Inc. (a)                                 212,412
                                                       27,900    RadioShack Corp.                                       646,443
                                                        8,300    The Sherwin-Williams Co.                               390,847
                                                       34,650    Staples, Inc.                                          738,738
                                                       50,800    TJX Cos., Inc.                                       1,236,980
                                                        3,500    Tiffany & Co.                                          114,660
                                                      106,008    Toys "R" US, Inc. (a)                                2,807,092
                                                                                                                  -------------
                                                                                                                     15,414,417
-------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

                                                       Shares
Industry*                                                Held    Common Stocks                                            Value
-------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%                16,000    Coach, Inc. (a)                                  $     537,120
                                                        5,100    Jones Apparel Group, Inc.                              158,304
                                                        1,800    Liz Claiborne, Inc.                                     71,568
                                                        9,200    Nike, Inc. Class B                                     796,720
                                                       15,451    Oshkosh B'Gosh, Inc. Class A                           401,571
                                                        4,864    Saucony, Inc. Class A                                  111,191
                                                        4,286    Saucony, Inc. Class B                                   97,721
                                                        4,200    VF Corp.                                               240,324
                                                                                                                  -------------
                                                                                                                      2,414,519
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.8%                      19,700    Commercial Federal Corp.                               663,496
                                                       24,400    Countrywide Financial Corp.                            942,084
                                                       42,500    Fannie Mae (e)                                       2,482,000
                                                       42,220    Freddie Mac                                          2,754,011
                                                        9,700    Golden West Financial Corp.                            624,486
                                                       10,000    Sovereign Bancorp, Inc.                                223,400
                                                       39,791    Washington Mutual, Inc.                              1,619,046
                                                                                                                  -------------
                                                                                                                      9,308,523
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                        100,400    Altria Group, Inc. (e)                               6,491,864
                                                        3,300    Reynolds American, Inc.                                260,040
                                                                                                                  -------------
                                                                                                                      6,751,904
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.7%             74,534    Nextel Communications, Inc. Class A (a)              2,408,194
                                                       20,777    Western Wireless Corp. Class A (a)                     878,867
                                                                                                                  -------------
                                                                                                                      3,287,061
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $435,065,851) - 96.8%                      490,958,661
-------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%                   4,780    SPDR Trust Series 1                                    569,394
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $562,231) - 0.1%                               569,394
-------------------------------------------------------------------------------------------------------------------------------

                                                                 Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%                      7,716    Amerada Hess Corp., 7% (d)                             707,017
                                                       13,924    Valero Energy Corp., 2% (d)                          1,091,293
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Preferred Stocks
                                                                 (Cost - $1,079,800) - 0.3%                           1,798,310
-------------------------------------------------------------------------------------------------------------------------------

                                                         Face
                                                       Amount    Fixed Income Securities
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                             $    475,000    Genzyme Corp., 1.25% due 12/01/2023 (d)                492,812
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                       291,000    Tyco International Group SA, 3.125%
                                                                 due 1/15/2023 (d)                                      402,307
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities
                                                                 (Cost - $934,826) - 0.2%                               895,119
-------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial Interest    Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                                 $ 10,094,685    Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I (b)                             10,094,685
                                                   13,754,750    Merrill Lynch Liquidity Series, LLC
                                                                 Money Market Series (b)(c)                          13,754,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $23,849,435) - 4.7%                         23,849,435
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments
                                                                 (Cost - $461,492,143**) - 102.1%                   518,070,919

                                                                 Liabilities in Excess of Other Assets - (2.1%)    (10,831,208)
                                                                                                                  -------------
                                                                 Net Assets - 100.0%                              $ 507,239,711
                                                                                                                  =============

Master Enhanced S&P 500 Series
Schedule of Investments as of June 30, 2005

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 467,698,049
                                                                   ============
      Gross unrealized appreciation                                $ 55,933,059
      Gross unrealized depreciation                                  (5,560,189)
                                                                   ------------
      Net unrealized appreciation                                  $ 50,372,870
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                                Net Activity        Dividend/Interest Income
      -------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                      37,700                    $      8,044
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                    $ (6,613,919)                   $    310,220
      Merrill Lynch Liquidity Series, LLC
        Money Market Series I                  $ 13,754,750                    $      8,889
      -------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Convertible security. (e) Security, or a portion of security, is on loan.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      Number of                     Expiration          Face         Unrealized
      Contracts     Issue           Date                Value       Depreciation
      --------------------------------------------------------------------------
         154        S&P 500 Index   September 2005   $46,375,715    $  (348,965)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                                   Percentage of
                                                                       Total
Sector Representation                                               Investments
--------------------------------------------------------------------------------
Financials                                                                 18.1%
Information Technology                                                     14.9
Health Care                                                                13.4
Industrials                                                                12.3
Consumer Discretionary                                                     11.9
Energy                                                                      8.5
Consumer Staples                                                            8.5
Telecommunication Services                                                  3.0
Utilities                                                                   2.7
Materials                                                                   2.1
Other*                                                                      4.6
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005
=============================================================================================================================
Assets:           Investments in unaffiliated securities, at value
                  (including securities loaned of $13,249,565)
                  (identified cost-$435,424,670) .........................................                      $ 492,070,593
                  Investments in affiliated securities, at value
                  (identified cost-$26,067,473) ..........................................                         26,000,326
                  Cash on deposit for financial futures contracts ........................                          3,055,500
                  Cash ...................................................................                            370,074
                  Receivables:
                        Securities sold ..................................................    $   7,295,958
                        Dividends ........................................................          579,096
                        Contributions ....................................................           53,078
                        Interest (including $39,036 from affiliates) .....................           43,718
                        Securities lending ...............................................            2,077         7,973,927
                                                                                              -------------
                  Prepaid expenses .......................................................                              2,244
                                                                                                                -------------
                  Total assets ...........................................................                        529,472,664
                                                                                                                -------------
=============================================================================================================================
Liabilities:      Collateral on securities loaned, at value ..............................                         13,754,750
                  Payables:
                        Securities purchased .............................................        8,176,164
                        Variation margin .................................................          284,977
                        Other affiliates .................................................            5,583
                        Investment adviser ...............................................            3,819         8,470,543
                                                                                              -------------
                  Accrued expenses and other liabilities .................................                              7,660
                                                                                                                -------------
                  Total liabilities ......................................................                         22,232,953
                                                                                                                -------------
=============================================================================================================================
Net Assets:       Net assets .............................................................                      $ 507,239,711
                                                                                                                =============
=============================================================================================================================
Net Assets        Investors' capital .....................................................                      $ 451,009,900
Consist of:       Unrealized appreciation-net ............................................                         56,229,811
                                                                                                                -------------
                  Net assets .............................................................                      $ 507,239,711
                                                                                                                =============

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005
=============================================================================================================================
Investment        Dividends (including $8,044 from affiliates)
Income:           (net of $2 foreign withholding tax) ....................................                      $   3,938,002
                  Interest (including $310,220 from affiliates) ..........................                            314,860
                  Securities lending-net .................................................                              8,889
                                                                                                                -------------
                  Total income ...........................................................                          4,261,751
                                                                                                                -------------
=============================================================================================================================
Expenses:         Custodian fees .........................................................    $      53,136
                  Professional fees ......................................................           43,324
                  Accounting services ....................................................           39,701
                  Investment advisory fees ...............................................           24,304
                  Printing and shareholder reports .......................................            5,132
                  Trustees' fees and expenses ............................................            2,415
                  Pricing fees ...........................................................              151
                  Other ..................................................................            7,095
                                                                                              -------------
                  Total expenses .........................................................                            175,258
                                                                                                                -------------
                  Investment income-net ..................................................                          4,086,493
                                                                                                                -------------
=============================================================================================================================
Realized &        Realized gain (loss) on:
Unrealized Gain      Investments-net .....................................................        2,862,901
(Loss)-Net           Future contracts-net ................................................         (454,623)
                     Options written .....................................................          157,161         2,565,439
                                                                                              -------------
                  Change in unrealized appreciation/depreciation on:
                     Investments-net .....................................................       (4,990,168)
                     Future contracts-net ................................................         (870,912)       (5,861,080)
                                                                                              -------------------------------
                  Total realized and unrealized loss-net .................................                         (3,295,641)
                                                                                                                -------------
                  Net Increase in Net Assets Resulting from Operations ...................                      $     790,852
                                                                                                                =============

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Six          For the
                                                                                              Months Ended        Year Ended
                                                                                                June 30,         December 31,
                  Increase (Decrease) in Net Assets:                                              2005               2004
=============================================================================================================================
Operations:       Investment income-net ..................................................    $   4,086,493     $   7,238,401
                  Realized gain-net ......................................................        2,565,439        19,701,538
                  Change in unrealized appreciation/depreciation-net .....................       (5,861,080)       16,987,675
                                                                                              -------------     -------------
                  Net increase in net assets resulting from operations ...................          790,852        43,927,614
                                                                                              -------------     -------------
=============================================================================================================================
Capital           Proceeds from contributions ............................................      167,299,380       171,647,163
Transactions:     Fair value of withdrawals ..............................................       (7,124,972)     (138,774,854)
                                                                                              -------------     -------------
                  Net increase in net assets derived from capital transactions ...........      160,174,408        32,872,309
                                                                                              -------------     -------------
=============================================================================================================================
Net Assets:       Total increase in net assets ...........................................      160,965,260        76,799,923
                  Beginning of period ....................................................      346,274,451       269,474,528
                                                                                              -------------     -------------
                  End of period ..........................................................    $ 507,239,711     $ 346,274,451
                                                                                              =============     =============

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

FINANCIAL HIGHLIGHTS

                                                            For the Six
                  The following ratios have                 Months Ended               For the Year Ended December 31,
                  been derived from information provided      June 30,     -------------------------------------------------------
                  in the financial statements.                  2005         2004           2003            2002            2001
==================================================================================================================================
Total Investment                                                  (.38%)+     11.51%         27.63%         (21.61%)        (11.67%)
Return:                                                       ========     ========       ========        ========        ========
==================================================================================================================================
Ratios to         Expenses, net of reimbursement .........         .07% *       .06%           .09%            .08%            .08%
Average Net                                                   ========     ========       ========        ========        ========
Assets:           Expenses ...............................         .07% *       .06%           .09%            .18%            .20%
                                                              ========     ========       ========        ========        ========
                  Investment income-net ..................        1.68% *      1.99%          1.70%           1.59%           1.36%
                                                              ========     ========       ========        ========        ========
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands)    $507,240     $346,274       $269,475        $159,592        $ 74,073
Data:                                                         ========     ========       ========        ========        ========
                  Portfolio turnover .....................       70.23%      119.58%         78.62%         101.85%         136.32%
                                                              ========     ========       ========        ========        ========

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $3,881 in securities lending agent fees from the Series.

NOTES TO FINANCIAL STATEMENTS (concluded)

For the six months ended June 30, 2005, the Series reimbursed FAM $7,833 for certain accounting services.

In addition, MLPF&S received $2,134 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2005.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $486,221,134 and $317,876,552, respectively.

Transactions in call options written for the six months ended June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                      Number of         Premiums
Call Options Written                                  Contracts         Received
--------------------------------------------------------------------------------

Outstanding call options written,
  beginning of period ........................              --               --
Options written ..............................           1,285         $ 47,934
Options expired ..............................            (835)         (27,139)
Options exercised ............................            (199)         (10,697)
Options closed ...............................            (251)         (10,098)
                                                      -------------------------
Outstanding call options written,
   end of period .............................              --         $     --
                                                      =========================
--------------------------------------------------------------------------------

Transactions in put options written for the six months ended June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                      Number of         Premiums
Put Options Written                                   Contracts         Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period ........................              --               --
Options written ..............................           4,639         $174,545
Options expired ..............................          (3,799)        (137,462)
Options exercised ............................            (120)          (9,320)
Options closed ...............................            (720)         (27,763)
                                                      -------------------------
Outstanding put options written,
   end of period .............................              --         $     --
                                                      =========================

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
Laurie Simon Hodrick - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Donald C. Burke - Vice President and Treasurer
Vincent J. Costa - Vice President
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY  11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
800-637-3863

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
            The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: August 19, 2005